ACCOUNTING POLICIES, Adoption of New Accounting Standards (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
New Accounting Standards [Abstract]
Increase in allowance for credit losses					$ 0
Amortized cost basis of PCD assets, adjusted amount		$ 134
Loans [Abstract]
Loans	[1]		$ 2,733,678
Loans		2,905,045
Allowance for credit losses			(35,429)	[1]	(26,148)	$ (24,888)
Allowance for credit losses	[1]	(47,252)
Net Loans			2,698,249
Net Loans		2,857,793
Total Assets		4,704,740	4,204,013
Liabilities and shareholder's equity [Abstract]
Total Liabilities		4,306,256	3,814,491
Retained earnings		74,582	40,145
Total shareholders' equity		398,484	389,522		350,169	338,994
Total Liabilities and Shareholders' Equity		4,704,740	4,204,013
Commercial [Member]
New Accounting Standards [Abstract]
Amortized cost basis of PCD assets, adjusted amount		95
Loans [Abstract]
Loans	[1]		1,242,415
Loans		1,203,581
Allowance for credit losses			(7,401)	[1]	(7,922)	(7,090)
Allowance for credit losses		(11,519)
Mortgage [Member]
New Accounting Standards [Abstract]
Amortized cost basis of PCD assets, adjusted amount		18
Loans [Abstract]
Loans	[1]		1,015,926
Loans	[2]	1,139,659
Allowance for credit losses			(6,998)	[1]	(8,216)	(7,978)
Allowance for credit losses		(19,221)
Installment [Member]
New Accounting Standards [Abstract]
Amortized cost basis of PCD assets, adjusted amount		21
Loans [Abstract]
Loans	[1]		475,337
Loans	[2]	561,805
Allowance for credit losses			(1,112)	[1]	$ (1,283)	$ (895)
Allowance for credit losses		(3,749)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans [Abstract]
Allowance for credit losses		(11,574)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Commercial [Member]
Loans [Abstract]
Allowance for credit losses		(2,551)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Mortgage [Member]
Loans [Abstract]
Allowance for credit losses		(12,000)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Installment [Member]
Loans [Abstract]
Allowance for credit losses		$ (3,052)
ASU 2016-13 [Member]
New Accounting Standards [Abstract]
Increase in allowance for credit losses			11,700
Amortized cost basis of PCD assets, adjusted amount			130
Remaining noncredit discount, amount			340
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
New Accounting Standards [Abstract]
Increase in allowance for credit losses			1,500
ASU 2016-13 [Member] | As Reported [Member]
Loans [Abstract]
Loans			2,733,812
Allowance for credit losses			(47,137)
Net Loans			2,686,675
Deferred tax assets	[3]		3,015
Total Assets			4,195,179
Liabilities and shareholder's equity [Abstract]
Allowance for credit losses on unfunded lending commitments (2)	[4]		3,274
Total Liabilities			3,815,960
Retained earnings			29,842
Total shareholders' equity			379,219
Total Liabilities and Shareholders' Equity			4,195,179
ASU 2016-13 [Member] | As Reported [Member] | Commercial [Member]
Loans [Abstract]
Loans			1,242,510
ASU 2016-13 [Member] | As Reported [Member] | Mortgage [Member]
Loans [Abstract]
Loans			1,015,944
ASU 2016-13 [Member] | As Reported [Member] | Installment [Member]
Loans [Abstract]
Loans			475,358
ASU 2016-13 [Member] | Impact, Adjustment [Member]
Loans [Abstract]
Loans			134
Allowance for credit losses			(11,708)
Net Loans			(11,574)
Deferred tax assets	[3]		2,740
Total Assets			(8,834)
Liabilities and shareholder's equity [Abstract]
Allowance for credit losses on unfunded lending commitments (2)	[4]		1,469
Total Liabilities			1,469
Retained earnings			(10,303)
Total shareholders' equity			(10,303)
Total Liabilities and Shareholders' Equity			(8,834)
ASU 2016-13 [Member] | Impact, Adjustment [Member] | Commercial [Member]
Loans [Abstract]
Loans			95
ASU 2016-13 [Member] | Impact, Adjustment [Member] | Mortgage [Member]
Loans [Abstract]
Loans			18
ASU 2016-13 [Member] | Impact, Adjustment [Member] | Installment [Member]
Loans [Abstract]
Loans			21
ASU 2016-13 [Member] | Previously Reported [Member]
Loans [Abstract]
Loans			2,733,678
Allowance for credit losses			(35,429)
Net Loans			2,698,249
Deferred tax assets	[3]		275
Total Assets			4,204,013
Liabilities and shareholder's equity [Abstract]
Allowance for credit losses on unfunded lending commitments (2)	[4]		1,805
Total Liabilities			3,814,491
Retained earnings			40,145
Total shareholders' equity			389,522
Total Liabilities and Shareholders' Equity			4,204,013
ASU 2016-13 [Member] | Previously Reported [Member] | Commercial [Member]
Loans [Abstract]
Loans			1,242,415
ASU 2016-13 [Member] | Previously Reported [Member] | Mortgage [Member]
Loans [Abstract]
Loans			1,015,926
ASU 2016-13 [Member] | Previously Reported [Member] | Installment [Member]
Loans [Abstract]
Loans			475,337
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Liabilities and shareholder's equity [Abstract]
Retained earnings			10,300
Total shareholders' equity			$ (10,303)

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Credit scores have been updated within the last twelve months.
[3]	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
[4]	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.